Absolute Capital Asset Allocator Fund
FUND SUMMARY – Absolute Capital Asset Allocator Fund
Investment Objective:
The Absolute Capital Asset Allocator Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Absolute Capital Asset Allocator Fund	Class A	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Absolute Capital Asset Allocator Fund		Class A	Institutional Class	Investor Class
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	1.75%	1.75%	1.75%
Acquired Fund Fees and Expenses	[1],[2]	1.38%	1.38%	1.38%
Total Annual Fund Operating Expenses		4.38%	4.13%	5.13%
Fee Waiver	[3]	(1.05%)	(1.05%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Waiver		3.33%	3.08%	4.08%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of certain fees and expenses) will not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. The agreement excludes any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Absolute Capital Asset Allocator Fund - USD ($)	1 Year	3 Years
Class A	891	1,736
Institutional Class	311	1,160
Investor Class	410	1,444

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; and (iii) exchange traded notes (“ETNs”).

In selecting securities for the Fund, the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), first identifies a universe of investable securities by analyzing market trends in equity and fixed income securities by evaluating both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Advisor then uses this assessment to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, then the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

•	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.
•	Fixed Income Risk: The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.
•	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance and may produce increased taxable distributions.
•	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.abscapfunds.com or by calling 1-877-594-1249.

Absolute Capital Defender Fund
FUND SUMMARY – Absolute Capital Defender Fund
Investment Objective:
The Absolute Capital Defender Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Absolute Capital Defender Fund	Class A	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Absolute Capital Defender Fund		Class A	Institutional Class	Investor Class
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses	[1]	1.75%	1.75%	1.75%
Acquired Fund Fees and Expenses	[1],[2]	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses		4.00%	3.75%	4.75%
Fee Waiver	[3]	(1.05%)	(1.05%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Waiver		2.95%	2.70%	3.70%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of certain fees and expenses) will not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. The agreement excludes any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Absolute Capital Defender Fund - USD ($)	1 Year	3 Years
Class A	856	1,633
Institutional Class	273	1,050
Investor Class	372	1,337

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; (iii) cash and cash equivalents; and (iv) exchange traded notes (“ETNs”).

The Fund uses a defensive strategy wherein the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), determines when and to what degree to be in the market based on an analysis of both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Fund may be fully invested in equity and fixed income securities, partially invested, or take a defensive position in cash and cash equivalents based on this analysis of market conditions. If, for example, indexes that represent domestic equity securities indicate to the Adviser that the domestic equity segment of the market is decreasing in value and indexes that represent domestic fixed income securities also indicate that the fixed income segment of the market is decreasing in value, then the Fund would allocate the Fund’s portfolio to cash instead of equities or fixed income.

When the Fund is in the market, the Adviser uses this analysis of market conditions to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, then the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.
•	Fixed Income Risk: The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.
•	Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
•	Junk Bond Risk: Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.
•	Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance and may produce increased taxable distributions.
•	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.abscapfunds.com or by calling 1-[877-594-1249.